LEASES	12 Months Ended
Mar. 31, 2013
LEASES
LEASES

5.              LEASES

The Company enters into various leases for data center facilities, office premises and office equipment in the normal course of business.

Capital Leases — The Company uses office equipment leased under capital lease arrangements. The amount of leased assets at cost under capital leases and accumulated depreciation amounted to ¥5,153 thousand and ¥3,402 thousand, respectively, at March 31, 2012 and ¥19,706 thousand and ¥6,796 thousand, respectively, at March 31, 2013.

Operating Leases — UBIC leases its data center facilities and office premises under cancellable operating lease arrangements with mainly two-year lease periods, for which refundable lease deposits are recorded as rental deposits. The U.S.-based subsidiary leases office premises under noncancellable operating lease arrangements.

Expenses related to operating leases for the years ended March 31, 2011, 2012 and 2013, were ¥127,709 thousand, ¥174,503 thousand and ¥183,117 thousand, respectively, and are included in “Cost of revenue” and “Selling, general and administrative expenses.”

Future Minimum Lease Payments — As of March 31, 2013, the future minimum lease payments under noncancellable operating leases and capital leases are as follows:

	Thousands of Yen
Years ending March 31	Operating Leases	Capital Leases
2014	¥49,529	¥3,470
2015	47,479	3,059
2016	30,204	3,059
2017	—	3,059
2018	—	934
Total minimum lease payments	¥127,212	13,581
Less amounts representing interest		556
Present value of minimum lease payments		13,025
Less current portion		3,241
Noncurrent portion		¥9,784